Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	WESTCORE TRUST
Central Index Key	0000357204
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016